Capital Leased Assets and Capital Lease Obligations (Details 1) $ in Thousands	Jun. 30, 2016 USD ($)
Capital lease obligations by maturity [Abstract]:
2016	$ 15,419
2017	30,698
2018	30,698
2019	30,699
2020	30,783
2021 and thereafter	176,771
Total	315,068
Less: amount of interest	(88,569)
Total lease payments	226,499
Less: Financing costs, net	(1,394)
Total lease payments, net	$ 225,105